Related Party Transactions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 16 Related-Party Transactions
Leasing Arrangements:
In November 2018, the Company entered into a sublease agreement with PCJW, controlled by Company’s founders (including the Company’s current CEO), for general office space next to the aforementioned leased property in Los Angeles, California. The lease term is five years subject to early termination by either party. Under the terms of the sublease, monthly rent is approximately $0.005 million, subject to an annual escalation of 4%.
In January 2019, the Company entered into a lease agreement with PCJW for office space located in Los Angeles, California. The lease term is seven years, beginning January 1, 2019 and ending December 31, 2025. Monthly rent is approximately $0.019 million, subject to an annual escalation of 5%.
During 2021 and 2020, the Company paid approximately $0.3 million and $0.3 million under lease agreements with PCJW for general office space in Los Angeles, California. Refer to Note 12
Leases
for further details on the Company’s leasing arrangement with PCJW.
The following is a schedule of future minimum rental payments as of December 31, 2021, under Company’s sub-lease
for the properties located in Los Angeles, California signed with PCJW, the entity controlled by the Company’s founders (in thousands):

Year	Related-Party Commitment
2022	$335
2023	339
2024	295
2025	309
Thereafter	—

Total minimum lease payments	$1,278

Less: imputed interest	(214)

Total lease liabilities	$1,064

The related-party components of the lease
right-of-use
assets, lease liabilities, short-term, and lease liabilities, long-term are presented as part of the right-of-use
asset and lease liability on the consolidated balance sheets.
Related-Party Exercise Receivable Promissory Notes
:
During 2018, the Company issued
non-recourse
promissory notes with certain employees, which allowed for the early exercise of stock options, with the exercise price to be paid back to the Company at a later date. The notes for approximately $0.1 thousand were secured by a pledge of 1,942,250 shares.
During 2020, the Company issued a
non-recourse
promissory note with a certain executive, which allowed for the early exercise of stock options, with the exercise price to be paid back to the Company at a later date. The note for approximately $1.0 million was secured by a pledge of 1,050,000 shares.
The amounts due as of December 31, 2021 and 2020, was approximately $1.1 million and $1.1 million, respectively. The promissory notes have a term of five years and carry stated interest rates between 1.5% and 2.0%, which are compounded annually.
Loans to Stockholders
:
In 2019, the Company entered into loan, pledge, and option agreements (“Loans to Stockholders”) with various employees, who are also stockholders, to provide those employees cash in exchange for non-recourse
promissory notes and call options, which allow the Company to acquire shares held by these stockholders. The entire unpaid principal balance of these Loans to Stockholders, together with all accrued but unpaid interest, is due and payable upon the earlier (i) of August 12, 2026; (ii) a liquidity event; or (iii) upon the exercise of the call option by the Company. These Loans to Stockholders carry stated interest rates of 1.87%, which are compounded annually. Inclusive of interest, the Loans to Stockholders were approximately $15.2 million and $14.8 million as of December 31, 2021 and 2020, respectively. Please refer to Note 2
Significant Accounting Policies
for further details on the fair value of the derivative asset related to the Loans to Stockholders. In January 2022, the Company exercised the call options and the promissory notes were repaid. Please refer to Note 19
Subsequent Event
s
for details.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On January 19, 2021, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 6,468,750 shares of Class B common stock (the “Founder Shares”). On January 22, 2021, the Sponsor transferred an aggregate of 60,000 Founder Shares to members of the Company’s board of directors, resulting in the Sponsor holding 6,408,750 Founder Shares. The Founder Shares included an aggregate of up to 843,750 shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised, so that the number of Founder Shares will equal, on an as-converted
basis, approximately 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining over-allotment option, 124,600 Founder Shares were forfeited and 719,150 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 6,344,150 Founder Shares issued and outstanding.
The initial stockholders will agree, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 10 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination and (B) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the stockholders having the right to exchange their Class A common stock for cash, securities or other property.
Promissory Note—Related Party
On January 14, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest
bearing and payable on the earlier of December 31, 2021 or the completion of the Initial Public Offering. The outstanding balance under the Promissory Note of $88,142 was repaid at the closing of the Initial Public Offering on March 9, 2021. Borrowings under the Promissory Note are no longer available.
Administrative Services Agreement
The Company entered into an agreement, commencing on March 4, 2021, to pay the Sponsor up to $10,000 per month for office space, utilities, secretarial and administrative support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the period from January 14, 2021 (inception) through December 31, 2021, the Company incurred $100,000 in fees for these services, of which $
90,000
is included in accrued expenses in the accompanying consolidated balance sheet as of December 31, 2021.